Asset Retirement Obligations (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Asset Retirement Obligations [Roll Forward]
Beginning of year	$ 3,547,000	$ 3,824,000
Liabilities incurred	138,000	20,000
Liabilities settled	(567,000)	(616,000)
Accretion	258,000	267,000
Revisions in estimated cash flows	(115,000)	52,000
End of year	3,261,000	3,547,000
Regulatory Liabilities [Line Items]
Regulatory liabilities	1,165,000	1,253,000
Accrued cost of removal of long lived assets [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ 355,000	$ 328,000